Operating Lease Liabilities - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Operating Lease Weighted Average Discount Rate	2.86%	3.20%
Remaing Lease Period	4 years 4 months 24 days	3 years
Increase decrease in operating lease liabilities	$ 3.4